DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)								6 Months Ended		11 Months Ended	12 Months Ended
	Sep. 24, 2020 USD ($) $ / shares shares	Aug. 30, 2020 item	May 21, 2020 USD ($) $ / shares shares	Feb. 18, 2020 USD ($) $ / shares shares	Feb. 10, 2020 USD ($)	Aug. 30, 2018 USD ($) $ / shares shares	Aug. 23, 2018 USD ($) item $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Feb. 29, 2020 USD ($) $ / shares	Aug. 20, 2018 USD ($)
Sale of Stock, Consideration Received on Transaction						$ 8,415,000
Proceeds from Issuance of Private Placement										$ 3,588,130
Redemption Price | $ / shares								$ 10.781
Amount of proceeds from sale of units and private units placed in Trust Account for investing in U.S. government securities						8,415,000
Price per unit as assigned from net proceeds placed in trust account | $ / shares							$ 10.20
Marketable securities held in Trust Account						64,515,000		$ 34,439,933		65,241,920	$ 60,882,949
Proceeds from Issuance or Sale of Equity						8,600,630
Payments to Acquire Restricted Investments				$ 567,182	$ 567,182			421,672	$ 0	64,515,000	567,182
Sale of Stock Transaction Costs						4,027,962
Payments for Underwriting Expense						1,423,125
Deferred Underwriting Fee Payable						2,213,750		2,213,750		2,213,750	2,213,750
Payments of Stock Issuance Costs						$ 391,087				391,087
Cash								15,539		$ 313,049	69,276
Minimum Net Intangible Assets Requirement to Proceed With Business Combination								5,000,001			5,000,001
Number of shares redeemed | shares				595,886
Redemption of ordinary shares				$ 6,268,796				$ 26,983,755	$ 0		$ 6,268,796
Share price in redemption | $ / shares				$ 10.52		$ 10.20
Amount deposited in trust for each public share | $ / shares				$ 0.099
Percentage of public shares outstanding to be redeemed upon cessation of business								100.00%			100.00%
Maximum amount held to pay liquidation expenses								$ 50,000			$ 50,000
Subsequent event
Payments to Acquire Restricted Investments	$ 105,084
Minimum [Member]
Restriction On Redemption Rights For Percentage Of Public Shares								20.00%			20.00%
Maximum [Member]
Period after cessation of operations that public shares outstanding must be redeemed								5 days			5 days
Warrant [Member]
Number of warrants per unit		1				1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares							1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 11.50	$ 11.50
Proceeds from Issuance of Private Placement						$ 350,630
First extension
Payments to Acquire Restricted Investments				$ 567,182
Number of shares redeemed | shares				595,886
Redemption of ordinary shares				$ 6,268,796
Share price in redemption | $ / shares				$ 10.52
Amount deposited in trust for each public share | $ / shares				$ 0.099
Second extension
Payments to Acquire Restricted Investments			$ 210,836
Number of shares redeemed | shares			2,534,624
Accelerated Share Repurchases, Final Price Paid Per Share | $ / shares			$ 10.65
Payments for Repurchase of Common Stock			$ 26,983,755
Amount Deposited in Trust Account for Each Public Share | $ / shares			$ 0.066
Amount Deposited in Trust Account			$ 210,836
Fourth Extension | Subsequent event
Payments to Acquire Restricted Investments	$ 105,084
Number of shares redeemed | shares	10,122
Redemption of ordinary shares	$ 109,130
Share price in redemption | $ / shares	$ 10.78
Amount deposited in trust for each public share | $ / shares	$ 0.033
IPO [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares						825,000	5,500,000	6,325,000
Sale of Stock, Price Per Share | $ / shares						$ 10.00	$ 10.00
Proceeds from Issuance Initial Public Offering							$ 55,000,000
Number of shares per unit		1					1
Amount of proceeds from sale of units and private units placed in Trust Account for investing in U.S. government securities							$ 56,100,000
Price per unit as assigned from net proceeds placed in trust account | $ / shares							$ 10.20
Deferred Underwriting Fee Payable												$ 2,213,750
Share price in redemption | $ / shares							$ 10.00				$ 10.299
IPO [Member] | Warrant [Member]
Number of warrants per unit | item		1					1
Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares						825,000
Sale of Stock, Price Per Share | $ / shares						$ 10.00
Proceeds from Issuance or Sale of Equity						$ 8,600,630
Private Placement
Sale of Stock, Number of Shares Issued in Transaction | shares						35,063	323,750
Sale of Stock, Price Per Share | $ / shares						$ 10.00	$ 10.00
Proceeds from Issuance of Private Placement						$ 350,630	$ 3,237,500